Subsequent events, Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases (Q1) (Details) - USD ($)	Dec. 27, 2024	Nov. 06, 2024	Oct. 28, 2024	Sep. 05, 2024
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Agreements to vendors settlement amount			$ 5,900,000
Number of shares owed in return (in shares)			1,187,538
Shares issued (in shares)				104,379
Common Stock [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Shares issued (in shares)	412,478	3,249,876
Common Stock [Member] | Minimum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		80.00%
Price drop period		12 months
Common Stock [Member] | Maximum [Member]
Shares Issued for Settlement of Payables and Shares Issued for Carbon Credit Purchases [Abstract]
Percentage of share price drop		90.00%
Price drop period		18 months